Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Fair Value Measurements [Line Items]
Margin support and earn-out agreements cash payment	$ 40
Margin support and earn-out agreements stock	45
Contingent consideration loss (income)	$ 38.5	$ 3.4	$ 104.3	$ 37.6